CASH FLOW ITEMS - Changes in Other Investing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Cash received on sale of Sadiola	$ 0.0	$ 1.8
Disposition (acquisition) of investments	10.3	(0.2)
Interest received	8.4	3.6
Increase in restricted cash	(16.0)	(6.0)
Purchase of additional common shares of associate	0.0	(1.7)
Capital expenditures for exploration and evaluation assets	(1.9)	(1.9)
Acquisition of exploration and evaluation assets	0.0	(5.0)
Acquisition of royalty interests	0.0	(7.2)
Acquisition of non-controlling interests	(0.7)	0.0
Other	(8.4)	(1.9)
Other investing activities	$ (8.3)	$ (18.5)